INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES
17. INVENTORIES

A breakdown of inventories is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Raw materials	238,426	222,243
Semi-finished goods	258,287	239,388
Finished goods	617,191	626,563
Total inventories	1,113,904	1,088,194

The amount of inventory write-downs recognized as an expense within cost of sales during 2025 was €37,689 thousand (€36,932 thousand in 2024 and €20,822 thousand in 2023).

Changes in the provision for slow moving and obsolete inventories are presented below.

	2025	2024
	(€ thousand)
At January 1,	149,228	123,428
Additional provisions	37,689	36,932
Utilizations and other changes	(24,319)	(11,132)
At December 31,	162,598	149,228